Borrowings (Details) $ in Thousands	Jan. 31, 2018 NZD ($)	Jan. 31, 2018 USD ($)	Sep. 29, 2017 NZD ($)	Sep. 29, 2017 USD ($)	Jan. 31, 2017 NZD ($)	Jan. 31, 2017 USD ($)	Jun. 30, 2016 NZD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 NZD ($)	Jun. 30, 2015 USD ($)
CURRENT
Bank overdrafts	$ 0				$ 0		$ 0		$ 18,064
Shareholder loans	10,951	$ 10,951,295			8,200	$ 8,200,000	29,281	$ 29,280,991	16,918	$ 16,917,902
Lease liability	0				0		0		105
Bank loans	16,000				16,000		0		17,841
Debt issuance costs in relation to bank loan	(218)				(656)		(565)		(42)
Working capital financing bank facility	22,489				31,710		32,877		3,387
Convertible notes	1,740	$ 1,740,000			13,744	$ 13,744,000	0		0
Other loan	1,159		$ 1,420	$ 1,000,000	0		0		0
Current borrowings and current portion of non-current borrowings	52,121				68,998		61,593		56,273
NON-CURRENT
Bank loans	$ 0				$ 0		$ 16,000		$ 0